Lease Agreements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Rent expense for operating leases			$ 4,400	$ 4,200
Deferred rent			263		$ 0
Operating lease expense	$ 2,100	$ 1,400
Building
Lessee, Lease, Description [Line Items]
Security deposits			200		300
Letters of credits			$ 2,200		$ 3,100
Minimum
Lessee, Lease, Description [Line Items]
Lease term					12 months
Extended lease term					12 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term					146 months
Extended lease term					120 months